SHARE CAPITAL - Summary of Equity Warrants (Detail) - Equity Warrant Units Outstanding [Member]	3 Months Ended
Mar. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021	2,131,716
Number of Equity Warrants, Exercised	(1,318,675)
Number of Equity Warrants, Expired	(591,911)
Number of Stock Options, Balance at March 31, 2021	9,912,633
January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	4,227,911
February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	5,463,592